Inventory	12 Months Ended
Dec. 31, 2021
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Inventory

23.   Inventory

As of 31 December 2021, inventories amounting to TL 260,535 which consist of mainly mobile phone and its accessories, tablet, sim-cards and tower construction materials (31 December 2020: TL 203,715).